Subsequent Events (Details Narrative) - USD ($)			1 Months Ended			3 Months Ended	12 Months Ended
	Sep. 05, 2023	Jul. 05, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Jul. 17, 2023	May 23, 2023	Dec. 31, 2021
Common stock, shares authorized						10,000,000,000	10,000,000,000			4,000,000,000
Subsequent Event [Member]
Common stock, shares authorized									10,000,000,000
Convertible note payable								$ 44,000
Aggregate principal amount		$ 50,000
Interest rate		12.00%
Additional common share		219,780,219
Chief Excutive Officer [Member] | Subsequent Event [Member]
Discription of agreement				the Company executed a Revenue Based Financing Agreement personally guaranteed by its Chief Executive Officer in the amount of $75,000 in an arm’s length lender. The agreement becomes due and is payable daily pursuant to an Agreement for Deposits and Direct Collections. The agreement bears a specified percentage rate of 15% and has an origination fee of $1,740
Chief Executive Officer and Additionally Secured By Execution Security Agreement And Guaranty [Member] | Subsequent Event [Member]
Discription of agreements				the Company executed a Revenue Purchase Agreement personally guaranteed by its Chief Executive Officer and additionally secured by the execution of the Security Agreement and Guaranty. The amount is for $40,000 and becomes due and is payable daily pursuant to a Direct Deposit Agreement for daily deposit of $600. The agreement bears a specified purchased percentage rate of 15% and has an underwriting fee together with a program fee
Chief Executive Officer and secured by a perfected [Member] | Subsequent Event [Member]
Discription of agreement1			the Company executed Future Receivables Sale and Purchase Agreement in the amount of $70,000.00 personally guaranteed by its Chief Executive Officer and secured by a perfected, priority lien on the assets of the Company. This agreement indicates an initial daily installment of $6,995.53 and has an underwriting fee of $14,000.00 together with a $250.00 monthly service fee
Letter Agreement With Walleye Inc Member | Subsequent Event [Member]
Warrants exercise price	$ 0.0036
Warrants issue	138,888,889
Qualified Regulation A Offering [Member] | Certain Investors [Member]
Issued warrants to purchase shares of common stock					14,000,000		35,319,999
Range of exercise prices					$ 0.0045		$ 0.02
Warrant per unit price					0.0225
Private Placement Under Rule Regulation D [Member] | Certain Investors [Member]
Range of exercise prices					0.0036		$ 0.02
Warrant per unit price					$ 0.018
Common Stocks [Member] | Qualified Regulation A Offering [Member]
Issued shares of common stock in exchange for cash					$ 261,000	$ 795,000	$ 795,000
Issued shares of common stock					70,000,000	176,599,998	176,599,998
Common Stocks [Member] | Private Placement Under Rule Regulation D [Member]
Issued shares of common stock in exchange for cash						$ 18,000	$ 18,000
Issued shares of common stock					10,000,000	78,000,000	78,000,000